Note 22 - Trade and Other Payables	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
22	Trade and other payables

		December 31,
	2024	2023

Trade payables	4,222	6,166
Electricity accrual	3,771	2,676
Audit fee	232	395
Dividends due	1,608	1,048
Other payables	1,021	692
Financial liabilities	10,854	10,977

Production and management bonus accrual - Blanket Mine	785	214
Other employee benefits - other	1,613	2,229
Other employee benefits - settlements	–	1,588
Leave pay	3,498	2,655
Bonus provision	70	190
Accruals	1,983	2,650
Non-financial liabilities	7,949	9,526
Total	18,803	20,503